Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-based compensation
Schedule of restricted share units

Number of RSUs
Balance, January 1st, 2022	7,422,667

Exercised	(4,759,833)
Granted (1) (2) (3) (4) (5) (6) (7) (8)	3,429,832
Balance, December 31, 2022	6,092,666

Exercised (9)	(5,339,429)
Forfeited (10)	(1,384,003)
Granted (11) (12) (13) (14)	2,891,288
Adjustment (15)	(896,862)
Balance, December 31, 2023	1,363,660
(1)

On September 8, 2021, the Board granted an aggregated 5,000,000 RSUs to the CEO and to a director, who was Co-CEO on December 31, 2022, of the Company (2,500,000 RSUs to each), which vested in four tranches upon the achievement of specified market capitalization targets as follows:

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $1.3 billion
b.	1,000,000	Increase of market cap to $1.55 billion
c.	1,000,000	Increase of market cap to $1.8 billion
d.	2,000,000	Increase of market cap to $2 billion
	5,000,000

An additional aggregate of 1,000,000 RSUs will vest (500,000 RSUs to the CEO and 500,000 to the director, who was Co-CEO on December 31, 2022, of the Company) upon approval by the Board of the plan to achieve a net zero carbon target and its subsequent successful execution. Since the Board has not yet approved the plan to achieve the net zero carbon target, the Company has not accrued the additional aggregate of 1,000,000 RSUs.

(2)	On April 5, 2022, the Compensation Committee, delegated by the Board, approved the grant of 50,000 fully vested RSUs to a key consultant of the Company.
(3)

On July 20, 2022, the Board approved the grant of 1,000,000 RSUs to the COO of the Company. These RSUs vest upon the achievement of specific operational goals (“milestones”). These RSUs contain certain non-market performance conditions and were valued using the Company’s share price on grant date. Such performance conditions relate to the achievement of the plant commissioning within a specific forecast, as well as the production of spodumene concentrate with detailed specification throughout a certain period of time. The Company considers that the likelihood of achievement of the milestones is probable, as result such RSUs have been fully accounted for and valued using the share price on the grant date.

(4)

On August 5, 2022, the Company entered into a consulting agreement with an individual, where a total amount of 250,000 RSUs were awarded, being 120,000 immediately vested RSUs, 65,000 RSUs vesting on October 10, 2023 and 65,000 RSUs vesting on October 10, 2024, all of which are subject to Board approval and confirmation by the Compensation Committee, delegated by the Board.

(5)

On October 28, 2022, the Compensation Committee, delegated by the Board, approved the grant of 1,332,332 fully vested RSUs to key employees, directors and designated service providers of the Company. These RSUs were previously accounted for and adjusted once the Compensation Committee approved the grant.

(6)

On December 1, 2022, the Company entered into compensation agreements with four of its directors, where they were awarded a total of 295,000 RSUs. Out of this total, 235,000 RSUs were subject to time based vesting and 60,000 RSUs will vest on the achievement of an increase in the market capitalization of the Company to US$4 billion, conditional on the approval by the Compensation Committee, as delegated by the Board. Therefore, the Company has used a Monte Carlo Simulation methodology to determine the grant date fair value of the 60,000 RSUs which incorporated the following assumptions:

Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	44.84
Expected dividend rate	0.00%
Probability of success	85.42%

(7)

For 2,382,332 RSUs, upon receiving Board of Directors and Compensation Committee approval, the Company revised the earlier fair value estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value. As 1,047,500 of RSUs are subject to Board of Directors and Compensation Committee approval, the Company valued the RSUs based on fair value at December 31, 2022. Once a grant date under IFRS has been established, the Company will revise the earlier estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value.

(8)	For the year ended December 31, 2022, the weighted average grant date fair value of RSUs amounted to $36.34.
(9)

As per note (1) above, out of the total number of RSUs exercised in 2023, 2,500,000 RSUs are related to a package granted on September 8, 2021 to the CEO upon the achievement of a certain market capitalization targets. An additional 525,000 RSUs were exercised on December 29th, 2023 by the CEO and Co-Chair related to the achievement of net zero carbon targets (“Net Zero Plan”). This package was granted on September 8th, 2021 with the exercise based on the Board meeting held August 29th, 2023.

(10)

The amount includes 500,000 RSUs granted to a former director (Calvyn Gardner) and related to the conclusion of the Net Zero Plan, given that such director left the Company before the successful execution of the plan. An additional 600,000 RSUs originally granted to a former officer (Brian Talbot), as per note (3) above, were forfeited as he resigned as of September 29th, 2023 before completion of the respective vesting.

(11)

On June 29, 2023, the Compensation Committee, delegated by the Board approved the grant of an additional package of 384,925 RSUs to directors of the Company, being (i) 159,925 RSUs subject to time-based vesting, immediately vested; (ii) 60,000 RSUs subject to the achievement of a market capitalization of US$4 billion by the Company, immediately vested; (iii) 130,000 vested as a cessation of directorship compensation; (iv) and 35,000 subject to time-based vesting, to vest in June,2024. In relation to that grant, 122,500 RSUs were exercised in 2023.

(12)

On September 11, 2023, the Board approved the grant of 146,500 RSUS to the new independent directors of the Company for their 2023/2024-year mandate, as recommended by the Compensation Committee. The 146,500 RSUs are broken down as follows: 60,000 RSUs for Directorship, 26,500 RSUs for Committee Chairmanship or Membership and 60,000 RSUs subject to certain performance metrics that have not been achieved on Dec 31, 2023.

(13)

Out of the total amount of RSUs granted in 2023, 1,023,000 have been accounted as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the packages to be submitted for formal approval by the Board and Compensation Committee. For these packages, the Company valued the RSUs based on fair value as of December 31, 2023. Once a grant date under IFRS has been established, the Company will revise the earlier estimate to reflect the approved grant date fair value.

(14)	For the year ended December 31, 2023, the weighted average grant date fair value of RSUs amounted to $22.25.
(15)

Out of the total amount of RSUs granted in 2023, 896,862 were previously accounted as granted in 2022 due to the existence of a written shared understanding between the awardee and the Company in relation to the packages.

Summary of RSUs granted

Number of RSUs
Granted to previous board of directors	384,925
Four independent directors elected on June 30, 2023	146,500
CEO and board member (2021 net zero carbon plan)	525,000
Employees, service providers, and consultants	1,834.863
Total granted in 2023	2,891,288

Summary of assumptions to determine fair value of stock options

	12/31/2023	12/31/2022
Risk-free rate	3.53%	2.52%
Expected equity volatility	58.21%	57.63%
Average share price	45.12	32.18
Expected dividend rate	—	—

Schedule of RSU granted on tranches upon the achievement of specified market capitalization targets

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $1.3 billion
b.	1,000,000	Increase of market cap to $1.55 billion
c.	1,000,000	Increase of market cap to $1.8 billion
d.	2,000,000	Increase of market cap to $2 billion
	5,000,000

Schedule of assumptions to determine grant date fair value of the RSUs

Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	44.84
Expected dividend rate	0.00%
Probability of success	85.42%

Schedule of movements in stock options

	Number of	Weighted average
	stock options	exercise price
Balance, December 31, 2022(1)	110,000	—
Exercised (2)	(10,000)	2.23
Balance, December 31, 2023	100,000	$29.84

(1)10,000 options at $2.23 and 100,000 options at $14.65.

(2)10,000 options were exercised on October 17, 2023, when the market price was $39.40.

Schedule of stock options issued and outstanding

Weighted average
		remaining	Number of		Grant date
Exercise		exercisable	options		(exercisable)
Expiry date	price ($)	life (years)	outstanding		fair value
April 12, 2027	$29.84	3.3	100,000	(1)(2)	$29.84
(1)	100,000 exercisable on December 31, 2023
(2)	Such amount has not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board.